Goldman Sachs Short Duration Bond Fund Expense Example - Class P Shares [Member] - Goldman Sachs Short Duration Bond Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 587